Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	September 30, 2023	September 30, 2022
Buildings	$2,396,519	$2,457,701
Machinery and equipment	1,778,828	1,801,904
Automobiles	213,647	162,842
Office and electric equipment	569,261	576,185
Leasehold improvements	280,882	288,052
Subtotal	5,239,137	5,286,684
Less: accumulated depreciation	(3,758,341)	(3,658,722)
Property, plant and equipment, net	$1,480,796	$1,627,962

Depreciation expense was $220,951, $357,269 and $341,245 for the years ended September 30, 2023, 2022 and 2021, respectively.